RECEIVABLES	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
RECEIVABLES
RECEIVABLES

NOTE 4: RECEIVABLES

        A summary of receivables included in the consolidated balance sheets as of June 30, 2015 and December 31, 2014 is as follows:

	June 30, 2015	December 31, 2014
Retail note receivables	$621,947	$902,016
Wholesale receivables	909,077	984,832
Finance lease receivables	36,848	43,061
Restricted receivables	10,805,277	10,954,660

Gross receivables	12,373,149	12,884,569
Less
Allowance for credit losses	(96,953)	(95,542)

Total receivables, net	$12,276,196	$12,789,027

Restricted Receivables and Securitization

        As part of its overall funding strategy, the Company periodically transfers certain financial receivables into VIEs that are special purpose entities ("SPEs") as part of its asset-backed securitization programs.

        SPEs utilized in the securitization programs differ from other entities included in the Company's consolidated financial statements because the assets they hold are legally isolated from the Company's assets. For bankruptcy analysis purposes, the Company has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs' creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of the SPEs' investors. The Company's interests in the SPEs' receivables are subordinate to the interests of third-party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay the Company's creditors until all obligations of the SPE have been fulfilled or the receivables are removed from the SPE.

        The secured borrowings related to the restricted receivables are obligations that are payable as the receivables are collected. The following table summarizes the restricted receivables as of June 30, 2015 and December 31, 2014:

	June 30, 2015	December 31, 2014
Retail note receivables	$7,763,669	$7,798,882
Wholesale receivables	3,041,608	3,153,814
Finance lease receivables	—	1,964

Total	$10,805,277	$10,954,660

        Within the U.S. retail receivables securitization programs, qualifying retail receivables are sold to limited purpose, bankruptcy remote SPEs. In turn, these SPEs establish separate trusts to which the receivables are transferred in exchange for proceeds from asset backed securities issued by the trusts. In Canada, the receivables are transferred directly to the trusts. These trusts were determined to be VIEs. In its role as servicer, CNH Industrial Capital has the power to direct the trusts' activities. Through its retained interests, the Company has an obligation to absorb certain losses, or the right to receive certain benefits, that could potentially be significant to the trusts. Consequently, the Company has consolidated these retail trusts.

        With regard to the wholesale receivable securitization programs, the Company sells eligible receivables on a revolving basis to structured master trust facilities which are limited-purpose, bankruptcy-remote SPEs. These trusts were determined to be VIEs. In its role as servicer, CNH Industrial Capital has the power to direct the trusts' activities. Through its retained interests, the Company provides security to investors in the event that cash collections from the receivables are not sufficient to make principal and interest payments on the securities. Consequently, CNH Industrial Capital has consolidated these wholesale trusts.

Allowance for Credit Losses

        The allowance for credit losses is the Company's estimate of probable losses for receivables owned by the Company and consists of two components, depending on whether the receivable has been individually identified as being impaired. The first component of the allowance for credit losses covers the receivables specifically reviewed by management for which the Company has determined it is probable that it will not collect all the principal and interest payments as per the terms of the contract. Receivables are individually reviewed for impairment based on, among other items, amounts outstanding, days past due and prior collection history. These receivables are subject to impairment measurement at the loan level based either on the present value of expected future cash flows discounted at the receivables' effective interest rate or the fair value of the collateral for collateral-dependent receivables.

        The second component of the allowance for credit losses covers all receivables that have not been individually reviewed for impairment. The allowance for these receivables is based on aggregated portfolio evaluations, generally by financial product. The allowance for retail credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and delinquency. The allowance for wholesale credit losses is based on loss forecast models that consider the same factors as the retail models plus dealer risk ratings. The loss forecast models are updated on a quarterly basis. In addition, qualitative factors that are not fully captured in the loss forecast models, including industry trends, and macroeconomic factors are considered in the evaluation of the adequacy of the allowance for credit losses. These qualitative factors are subjective and require a degree of management judgment.

        Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected

        The Company's allowance for credit losses is segregated into two portfolio segments: retail and wholesale. A portfolio segment is the level at which the Company develops a systematic methodology for determining its allowance for credit losses. The retail segment includes retail notes and finance lease receivables. The wholesale segment includes wholesale financing to CNH Industrial North America dealers. Prior to sale of its CRA portfolio to Citi, there was a third segment called other, which included the Company's CRA portfolio.

        Further, the Company evaluates its portfolio segments by class of receivable: United States and Canada. Typically, the Company's receivables within a geographic area have similar risk profiles and methods for assessing and monitoring risk. These classes align with management reporting.

        Allowance for credit losses activity for the three months ended June 30, 2015 is as follows:

	Retail	Wholesale	Total
Allowance for credit losses:
Beginning balance	$86,472	$6,605	$93,077
Charge-offs	(4,045)	(135)	(4,180)
Recoveries	698	7	705
Provision	7,432	(256)	7,176
Foreign currency translation and other	122	53	175

Ending balance	$90,679	$6,274	$96,953

        Allowance for credit losses activity for the six months ended June 30, 2015 is as follows:

	Retail	Wholesale	Total
Allowance for credit losses:
Beginning balance	$88,697	$6,845	$95,542
Charge-offs	(9,714)	(256)	(9,970)
Recoveries	1,130	14	1,144
Provision	11,377	(240)	11,137
Foreign currency translation and other	(811)	(89)	(900)

Ending balance	$90,679	$6,274	$96,953

Ending balance: individually evaluated for impairment	$17,591	$2,533	$20,124

Ending balance: collectively evaluated for impairment	$73,088	$3,741	$76,829

Receivables:
Ending balance	$8,422,464	$3,950,685	$12,373,149

Ending balance: individually evaluated for impairment	$116,547	$48,427	$164,974

Ending balance: collectively evaluated for impairment	$8,305,917	$3,902,258	$12,208,175

        Allowance for credit losses activity for the three months ended June 30, 2014 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$85,794	$7,651	$6,975	$100,420
Charge-offs	(3,239)	(548)	(1,486)	(5,273)
Recoveries	674	6	615	1,295
Provision	3,606	458	1,864	5,928
Foreign currency translation and other	(226)	48	23	(155)

Ending balance	$86,609	$7,615	$7,991	$102,215

        Allowance for credit losses activity for the six months ended June 30, 2014 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$87,701	$7,363	$6,889	$101,953
Charge-offs	(5,609)	(799)	(2,710)	(9,118)
Recoveries	1,255	55	1,151	2,461
Provision	3,753	974	2,661	7,388
Foreign currency translation and other	(491)	22	—	(469)

Ending balance	$86,609	$7,615	$7,991	$102,215

Ending balance: individually evaluated for impairment	$10,731	$4,112	$—	$14,843

Ending balance: collectively evaluated for impairment	$75,878	$3,503	$7,991	$87,372

Receivables:
Ending balance	$8,669,831	$4,567,991	$266,891	$13,504,713

Ending balance: individually evaluated for impairment	$42,268	$58,096	$—	$100,364

Ending balance: collectively evaluated for impairment	$8,627,563	$4,509,895	$266,891	$13,404,349

        Allowance for credit losses activity for the year ended December 31, 2014 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$87,701	$7,363	$6,889	$101,953
Charge-offs	(12,426)	(804)	(4,281)	(17,511)
Recoveries	2,941	514	2,000	5,455
Provision (benefit)	12,040	(133)	2,217	14,124
Foreign currency translation and other	(1,559)	(95)	(6,825)	(8,479)

Ending balance	$88,697	$6,845	$—	$95,542

Ending balance: individually evaluated for impairment	$12,736	$3,329	$—	$16,065

Ending balance: collectively evaluated for impairment	$75,961	$3,516	$—	$79,477

Receivables:
Ending balance	$8,745,923	$4,138,646	$—	$12,884,569

Ending balance: individually evaluated for impairment	$56,791	$72,297	$—	$129,088

Ending balance: collectively evaluated for impairment	$8,689,132	$4,066,349	$—	$12,755,481

        Utilizing an internal credit scoring model, which considers customers' attributes, prior credit history and each retail transaction's attributes, the Company assigns a credit quality rating to each retail customer, by specific transaction, as part of the retail underwriting process. This rating is used in setting the terms on the transaction, including the interest rate. A description of the general characteristics of the customers' risk grades is as follows:

        Titanium—Customers from whom the Company expects no collection or loss activity.

        Platinum—Customers from whom the Company expects minimal, if any, collection or loss activity.

        Gold, Silver, Bronze—Customers defined as those with the potential for collection or loss activity.

        A breakdown of the retail portfolio by the customer's risk grade at the time of origination as of June 30, 2015 and December 31, 2014 is as follows:

	June 30, 2015	December 31, 2014
Titanium	$4,710,279	$4,866,060
Platinum	2,285,267	2,386,558
Gold	1,198,091	1,254,335
Silver	196,116	207,682
Bronze	32,711	31,288

Total	$8,422,464	$8,745,923

        As part of the ongoing monitoring of the credit quality of the wholesale portfolio, the Company utilizes an internal credit scoring model that assigns a risk grade for each dealer. The scoring model considers the strength of the dealer's financial condition and payment history. The Company considers the dealers' ratings in the quarterly credit allowance analysis. A description of the general characteristics of the dealer risk grades is as follows:

        Grades A and B—Includes receivables due from dealers that have significant capital strength, moderate leverage, stable earnings and growth, and excellent payment performance.

        Grade C—Includes receivables due from dealers with moderate credit risk. Dealers of this grade are differentiated from higher grades on a basis of leverage or payment performance.

        Grade D—Includes receivables due from dealers with additional credit risk. These dealers require additional monitoring due to their weaker financial condition or payment performance.

        A breakdown of the wholesale portfolio by its credit quality indicators as of June 30, 2015 and December 31, 2014 is as follows:

	June 30, 2015	December 31, 2014
A	$1,687,122	$2,117,160
B	1,718,002	1,572,953
C	389,098	315,825
D	156,463	132,708

Total	$3,950,685	$4,138,646

        The following tables present information at the level at which management assesses and monitors its credit risk. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due.

        The aging of receivables as of June 30, 2015 and December 31, 2014 is as follows:

	June 30, 2015
	31 - 60 Days Past Due	61 - 90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$26,322	$12,063	$19,075	$57,460	$7,078,787	$7,136,247	$3,786
Canada	$5,413	$2,611	$780	$8,804	$1,277,413	$1,286,217	$462
Wholesale
United States	$269	$45	$21	$335	$3,220,713	$3,221,048	$—
Canada	$93	$2	$164	$259	$729,378	$729,637	$—
Total
Retail	$31,735	$14,674	$19,855	$66,264	$8,356,200	$8,422,464	$4,248
Wholesale	$362	$47	$185	$594	$3,950,091	$3,950,685	$—

	December 31, 2014
	31 - 60 Days Past Due	61 - 90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$27,846	$8,584	$15,884	$52,314	$7,296,162	$7,348,476	$5,480
Canada	$2,721	$268	$397	$3,386	$1,394,061	$1,397,447	$171
Wholesale
United States	$882	$52	$110	$1,044	$3,359,183	$3,360,227	$86
Canada	$181	$—	$3	$184	$778,235	$778,419	$2
Total
Retail	$30,567	$8,852	$16,281	$55,700	$8,690,223	$8,745,923	$5,651
Wholesale	$1,063	$52	$113	$1,228	$4,137,418	$4,138,646	$88

        Impaired receivables are receivables for which the Company has determined it will not collect all the principal and interest payments as per the terms of the contract. As of June 30, 2015 and December 31, 2014, the Company's recorded investment in impaired receivables individually evaluated for impairment and the related unpaid principal balances and allowances are as follows:

	June 30, 2015			December 31, 2014
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$61,902	$61,453	$—	$23,420	$23,164	$—
Canada	$4,765	$4,710	$—	$960	$954	$—
Wholesale
United States	$24,791	$24,791	$—	$—	$—	$—
Canada	$—	$—	$—	$11,790	$11,790	$—
With an allowance recorded
Retail
United States	$48,849	$47,500	$17,323	$31,945	$31,029	$12,607
Canada	$1,031	$1,011	$268	$466	$459	$129
Wholesale
United States	$10,072	$10,035	$1,203	$45,868	$45,623	$2,220
Canada	$13,564	$13,559	$1,330	$14,639	$14,639	$1,109
Total
Retail	$116,547	$114,674	$17,591	$56,791	$55,606	$12,736
Wholesale	$48,427	$48,385	$2,533	$72,297	$72,052	$3,329

        For the three months ended June 30, 2015 and 2014, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a four-month average) and the related interest income recognized are as follows:

	2015		2014
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$58,704	$839	$13,683	$120
Canada	$4,832	$95	$—	$—
Wholesale
United States	$23,018	$372	$7,986	$129
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$48,889	$153	$27,273	$73
Canada	$1,034	$—	$1,963	$30
Wholesale
United States	$10,379	$169	$25,891	$125
Canada	$14,130	$153	$28,591	$130
Total
Retail	$113,459	$1,087	$42,919	$223
Wholesale	$47,527	$694	$62,468	$384

        For the six months ended June 30, 2015 and 2014, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a seven-month average) and the related interest income recognized are as follows:

	2015		2014
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$58,457	$1,609	$13,717	$222
Canada	$4,884	$190	$—	$—
Wholesale
United States	$25,039	$369	$8,554	$222
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$46,829	$191	$27,920	$774
Canada	$1,042	$3	$1,857	$75
Wholesale
United States	$9,940	$323	$24,747	$242
Canada	$14,036	$269	$28,916	$351
Total
Retail	$111,212	$1,993	$43,494	$1,071
Wholesale	$49,015	$961	$62,217	$815

        Recognition of income is generally suspended when management determines that collection of future finance income is not probable or when an account becomes 120 days delinquent, whichever occurs first. Interest accrual is resumed if the receivable becomes contractually current and collection becomes probable. Previously suspended income is recognized at that time. The receivables on nonaccrual status as of June 30, 2015 and December 31, 2014 are as follows:

	June 30, 2015			December 31, 2014
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$45,223	$10,035	$55,258	$22,512	$45,623	$68,135
Canada	$1,039	$13,559	$14,598	$280	$15,368	$15,648

Troubled Debt Restructurings

        A restructuring of a receivable constitutes a troubled debt restructuring ("TDR") when the lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties. As a collateral-based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy court proceedings. For wholesale receivables, concessions granted may include extended contract maturities, inclusion of interest-only periods, modification of a contractual interest rate to a below market interest rate and waiving of interest and principal.

        TDRs are reviewed along with other receivables as part of management's ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral. In determining collateral value, the Company estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third-party guarantees.

        Before removing a receivable from TDR classification, a review of the borrower is conducted. If concerns exist about the future ability of the borrower to meet its obligations under the loans based on a credit review, the TDR classification is not removed from the receivable.

        As of June 30, 2015, the Company had approximately 622 retail and finance lease receivable contracts classified as TDRs, of which the pre-modification value was $18,149 and the post-modification value was $16,773. A court has determined the concession in 344 of these cases. The pre-modification value of these contracts was $5,857 and the post-modification value was $4,826. As of June 30, 2014, the Company had approximately 715 retail and finance lease receivable contracts classified as TDRs, of which the pre-modification value was $15,715 and the post-modification value was $13,765. A court has determined the concession in 475 of these cases. The pre-modification value of these contracts was $8,648 and the post-modification value was $7,072. As the outcome of the bankruptcy cases is determined by a court based on available assets, subsequent re-defaults are unusual and were not material for retail and finance lease receivable contracts that were modified in a TDR during the previous 12 months ended June 30, 2015 and 2014.

        As of June 30, 2015 and 2014, the Company's wholesale TDRs were immaterial.

NOTE 4: RECEIVABLES

        A summary of receivables included in the consolidated balance sheets as of December 31, 2014 and 2013 is as follows:

	2014	2013
Retail note receivables	$902,016	$986,769
Wholesale receivables	984,832	362,870
Finance lease receivables	43,061	55,964
Restricted receivables	10,954,660	10,648,814
Commercial revolving accounts receivables	—	230,817

Gross receivables	12,884,569	12,285,234
Less:
Allowance for credit losses	(95,542)	(101,953)

Total receivables, net	$12,789,027	$12,183,281

        The Company provides and administers financing for retail purchases of new and used equipment sold through CNH Industrial North America's dealer network. The terms of retail and other notes and finance leases generally range from two to six years, and interest rates on retail and other notes and finance leases vary depending on prevailing market interest rates and certain incentive programs offered by CNH Industrial North America.

        Wholesale receivables arise primarily from the financing of the sale of goods to dealers and distributors by CNH Industrial North America, and to a lesser extent, the financing of dealer operations. Under the standard terms of the wholesale receivable agreements, these receivables typically have interest-free periods of up to twelve months and stated original maturities of up to twenty-four months, with repayment accelerated upon the sale of the underlying equipment by the dealer. During the interest-free period, the Company is compensated by CNH Industrial North America based on market interest rates. After the expiration of any interest-free period, interest is charged to dealers on outstanding balances until the Company receives payment in full. The interest-free periods are determined based on the type of equipment sold and the time of year of the sale. Interest rates are set based on market factors and the prime rate or LIBOR. The Company evaluates and assesses dealers on an ongoing basis as to their creditworthiness. CNH Industrial North America may be obligated to repurchase the dealer's equipment upon cancellation or termination of the dealer's contract for such causes as change in ownership, closeout of the business, or default. There were no significant losses in 2014, 2013 and 2012 relating to the termination of dealer contracts.

        Maturities of retail and other notes, finance leases and wholesale receivables as of December 31, 2014, are as follows:

2015	$6,723,364
2016	2,094,648
2017	1,775,894
2018	1,313,775
2019 and thereafter	976,888

Total receivables	$12,884,569

        It has been the Company's experience that substantial portions of retail receivables are repaid or sold before their contractual maturity dates. As a result, the above table should not be regarded as a forecast of future cash collections. Retail, finance lease and wholesale receivables have significant concentrations of credit risk in the agricultural and construction business sectors. On a geographic basis, there is not a disproportionate concentration of credit risk in any area of the United States or Canada. The Company typically retains, as collateral, a security interest in the equipment associated with retail notes and wholesale receivables.

Restricted Receivables and Securitization

        As part of its overall funding strategy, the Company periodically transfers certain financial receivables into VIEs that are special purpose entities ("SPEs") as part of its asset-backed securitization programs.

        SPEs utilized in the securitization programs differ from other entities included in the Company's consolidated financial statements because the assets they hold are legally isolated from the Company's assets. For bankruptcy analysis purposes, the Company has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs' creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of the SPEs' investors. The Company's interests in the SPEs' receivables are subordinate to the interests of third-party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay the Company's creditors until all obligations of the SPE have been fulfilled or the receivables are removed from the SPE.

        The secured borrowings related to the restricted receivables are obligations that are payable as the receivables are collected.

        The following table summarizes the restricted and off-book receivables and the related retained interests as of December 31, 2014 and 2013:

	Restricted Receivables		Off-Book Receivables		Retained Interests
	2014	2013	2014	2013	2014	2013
Retail note receivables	$7,798,882	$7,431,634	$—	$13,217	$—	$2,853
Wholesale receivables	3,153,814	3,210,654	—	—	—	—
Finance lease receivables	1,964	6,526	—	—	—	—

Total	$10,954,660	$10,648,814	$—	$13,217	$—	$2,853

Retail Receivables Securitizations

        Within the U.S. retail receivables securitization programs, qualifying retail receivables are sold to limited purpose, bankruptcy-remote SPEs. In turn, these SPEs establish separate trusts to which the receivables are transferred in exchange for proceeds from asset-backed securities issued by the trusts. In Canada, the receivables are transferred directly to the trusts. These trusts were determined to be VIEs. In its role as servicer, CNH Industrial Capital has the power to direct the trusts' activities. Through its retained interests, the Company has an obligation to absorb certain losses, or the right to receive certain benefits, that could potentially be significant to the trusts. Consequently, the Company has consolidated these retail trusts.

        During the years ended December 31, 2014 and 2013, the Company executed $3,414,656 and $4,405,135, respectively, in retail asset-backed transactions in the U.S. and Canada. The securities in these transactions are backed by agricultural and construction equipment retail receivable contracts and finance leases originated through CNH Industrial North America's dealer network. As of December 31, 2014 and 2013, $6,736,423 and $6,893,949, respectively, of asset-backed securities issued to investors were outstanding with weighted average remaining maturities of 37 months and 41 months, respectively.

        The Company also may retain all or a portion of the subordinated interests in the SPEs. No recourse provisions exist that allow holders of the asset-backed securities issued by the trusts to put those securities back to the Company although the Company provides customary representations and warranties that could give rise to an obligation to repurchase from the trusts any receivables for which there is a breach of the representations and warranties. Moreover, the Company does not guarantee any securities issued by the trusts. The trusts have a limited life and generally terminate upon final distribution of amounts owed to investors or upon exercise of a cleanup-call option by the Company, in its role as servicer.

        The Company also has $1,631,665 in committed asset-backed facilities through which it may sell on a monthly basis retail receivables generated in the United States and Canada. The Company has utilized these facilities in the past to fund the origination of receivables and has later repurchased and resold the receivables in the term ABS markets or found alternative financing for the receivables. The Company believes that it is probable that it will continue to regularly utilize term ABS markets. The U.S. and Canadian facilities had an original funding term of two years and are renewable in September 2016 and December 2016, respectively. To the extent these facilities are not renewed, they will be repaid according to the amortization of the underlying receivables.

Wholesale Receivables Securitizations

        With regard to the wholesale receivable securitization programs, the Company sells eligible receivables on a revolving basis to structured master trust facilities which are limited-purpose, bankruptcy-remote SPEs. As of December 31, 2014, debt issued through the U.S. master trust facility consists of two facilities renewable at the discretion of the investors: $500,000 and $300,000 both renewable May 2015. In addition to the above facilities, the Company, through a U.S. wholesale trust, issued $367,300 of asset-backed notes with a scheduled final bullet payment in August 2016 secured by a revolving pool of U.S. dealer wholesale receivables.

        The Canadian master trust facility consists of a C$585,750 ($505,695) facility renewable December 2016 at the discretion of the investor.

        These trusts were determined to be VIEs. In its role as servicer, CNH Industrial Capital has the power to direct the trusts' activities. Through its retained interests, the Company provides security to investors in the event that cash collections from the receivables are not sufficient to make principal and interest payments on the securities. Consequently, CNH Industrial Capital has consolidated these wholesale trusts.

        Each of the facilities contains minimum payment rate thresholds which, if breached, could preclude the Company from selling additional receivables originated on a prospective basis and could force an early amortization of the debt.

Allowance for Credit Losses

        The allowance for credit losses is the Company's estimate of probable losses for receivables owned by the Company and consists of two components, depending on whether the receivable has been individually identified as being impaired. The first component of the allowance for credit losses covers the receivables specifically reviewed by management for which the Company has determined it is probable that it will not collect all the principal and interest payments as per the terms of the contract. Receivables are individually reviewed for impairment based on, among other items, amounts outstanding, days past due and prior collection history. These receivables are subject to impairment measurement at the loan level based either on the present value of expected future cash flows discounted at the receivables' effective interest rate or the fair value of the collateral for collateral-dependent receivables.

        The second component of the allowance for credit losses covers all receivables that have not been individually reviewed for impairment. The allowance for these receivables is based on aggregated portfolio evaluations, generally by financial product. The allowance for retail credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and delinquency. The allowance for wholesale credit losses is based on loss forecast models that consider the same factors as the retail models plus dealer risk ratings. The loss forecast models are updated on a quarterly basis. In addition, qualitative factors that are not fully captured in the loss forecast models, including industry trends, and macroeconomic factors are considered in the evaluation of the adequacy of the allowance for credit losses. These qualitative factors are subjective and require a degree of management judgment.

        Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

        The Company's allowance for credit losses is segregated into three portfolio segments: retail, wholesale and other. A portfolio segment is the level at which the Company develops a systematic methodology for determining its allowance for credit losses. The retail segment includes retail notes and finance lease receivables. The wholesale segment includes wholesale financing to CNH Industrial North America dealers, and the other portfolio includes the Company's CRA receivables through October 2014.

        Further, the Company evaluates its portfolio segments by class of receivable: United States and Canada. Typically, the Company's receivables within a geographic area have similar risk profiles and methods for assessing and monitoring risk. These classes align with management reporting.

        Allowance for credit losses activity for the year ended December 31, 2014 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$87,701	$7,363	$6,889	$101,953
Charge-offs	(12,426)	(804)	(4,281)	(17,511)
Recoveries	2,941	514	2,000	5,455
Provision (benefit)	12,040	(133)	2,217	14,124
Foreign currency translation and other	(1,559)	(95)	(6,825)	(8,479)

Ending balance	$88,697	$6,845	$—	$95,542

Ending balance: individually evaluated for impairment	$12,736	$3,329	$—	$16,065

Ending balance: collectively evaluated for impairment	$75,961	$3,516	$—	$79,477

Receivables:
Ending balance	$8,745,923	$4,138,646	$—	$12,884,569

Ending balance: individually evaluated for impairment	$56,791	$72,297	$—	$129,088

Ending balance: collectively evaluated for impairment	$8,689,132	$4,066,349	$—	$12,755,481

        Allowance for credit losses activity for the year ended December 31, 2013 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$102,560	$11,887	$7,873	$122,320
Charge-offs	(14,321)	(238)	(5,780)	(20,339)
Recoveries	3,488	674	3,066	7,228
Provision (benefit)	(2,778)	(4,901)	1,775	(5,904)
Foreign currency translation and other	(1,248)	(59)	(45)	(1,352)

Ending balance	$87,701	$7,363	$6,889	$101,953

Ending balance: individually evaluated for impairment	$12,946	$3,865	$—	$16,811

Ending balance: collectively evaluated for impairment	$74,755	$3,498	$6,889	$85,142

Receivables:
Ending balance	$8,480,893	$3,573,524	$230,817	$12,285,234

Ending balance: individually evaluated for impairment	$44,139	$30,555	$—	$74,694

Ending balance: collectively evaluated for impairment	$8,436,754	$3,542,969	$230,817	$12,210,540

        Allowance for credit losses activity for the year ended December 31, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(28,238)	(1,857)	(7,906)	(38,001)
Recoveries	5,206	312	3,276	8,794
Provision	42,135	1,245	1,198	44,578
Foreign currency translation and other	224	24	28	276

Ending balance	$102,560	$11,887	$7,873	$122,320

Ending balance: individually evaluated for impairment	$28,266	$9,512	$—	$37,778

Ending balance: collectively evaluated for impairment	$74,294	$2,375	$7,873	$84,542

Receivables:
Ending balance	$7,363,384	$3,265,173	$226,039	$10,854,596

Ending balance: individually evaluated for impairment	$48,195	$61,752	$—	$109,947

Ending balance: collectively evaluated for impairment	$7,315,189	$3,203,421	$226,039	$10,744,649

        Utilizing an internal credit scoring model, which considers customers' attributes, prior credit history and each retail transaction's attributes, the Company assigns a credit quality rating to each retail customer, by specific transaction, as part of the retail underwriting process. This rating is used in setting the terms on the transaction, including the interest rate. The credit quality rating is not updated after the transaction is finalized. A description of the general characteristics of the customers' risk grades is as follows:

Titanium—Customers from whom the Company expects no collection or loss activity.

Platinum—Customers from whom the Company expects minimal, if any, collection or loss activity.

Gold, Silver, Bronze—Customers defined as those with the potential for collection or loss activity.

        A breakdown of the retail portfolio by the customer's risk grade at the time of origination as of December 31, 2014 and 2013 is as follows:

	2014	2013
Titanium	$4,866,060	$4,750,422
Platinum	2,386,558	2,265,690
Gold	1,254,335	1,239,703
Silver	207,682	199,575
Bronze	31,288	25,503

Total	$8,745,923	$8,480,893

        As part of the ongoing monitoring of the credit quality of the wholesale portfolio, the Company utilizes an internal credit scoring model that assigns a risk grade for each dealer. The scoring model considers the strength of the dealer's financial condition and payment history. The Company considers the dealers' ratings in the quarterly credit allowance analysis. A description of the general characteristics of the dealer risk grades is as follows:

Grades A and B—Includes receivables due from dealers that have significant capital strength, moderate leverage, stable earnings and growth, and excellent payment performance.

Grade C—Includes receivables due from dealers with moderate credit risk. Dealers of this grade are differentiated from higher grades on a basis of leverage or payment performance.

Grade D—Includes receivables due from dealers with additional credit risk. These dealers require additional monitoring due to their weaker financial condition or payment performance.

        A breakdown of the wholesale portfolio by its credit quality indicators as of December 31, 2014 and 2013 is as follows:

	2014	2013
A	$2,117,160	$1,981,226
B	1,572,953	1,236,828
C	315,825	232,101
D	132,708	123,369

Total	$4,138,646	$3,573,524

        The following tables present information at the level at which management assesses and monitors its credit risk. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due.

        The aging of receivables as of December 31, 2014 and 2013 is as follows:

	2014
	31 - 60 Days Past Due	61 - 90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$27,846	$8,584	$15,884	$52,314	$7,296,162	$7,348,476	$5,480
Canada	$2,721	$268	$397	$3,386	$1,394,061	$1,397,447	$171
Wholesale
United States	$882	$52	$110	$1,044	$3,359,183	$3,360,227	$86
Canada	$181	$—	$3	$184	$778,235	$778,419	$2
Total
Retail	$30,567	$8,852	$16,281	$55,700	$8,690,223	$8,745,923	$5,651
Wholesale	$1,063	$52	$113	$1,228	$4,137,418	$4,138,646	$88

	2013
	31 - 60 Days Past Due	61 - 90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$15,167	$5,135	$14,154	$34,456	$7,011,299	$7,045,755	$3,736
Canada	$2,471	$206	$395	$3,072	$1,432,066	$1,435,138	$25
Wholesale
United States	$170	$36	$229	$435	$2,886,444	$2,886,879	$55
Canada	$213	$—	$32	$245	$686,400	$686,645	$13
Total
Retail	$17,638	$5,341	$14,549	$37,528	$8,443,365	$8,480,893	$3,761
Wholesale	$383	$36	$261	$680	$3,572,844	$3,573,524	$68

        Impaired receivables are receivables for which the Company has determined it will not collect all the principal and interest payments as per the terms of the contract. As of December 31, 2014 and 2013, the Company's recorded investment in impaired receivables individually evaluated for impairment and the related unpaid principal balances and allowances are as follows:

	2014			2013
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$23,420	$23,164	$—	$16,640	$16,517	$—
Canada	$960	$954	$—	$—	$—	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$11,790	$11,790	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$31,945	$31,029	$12,607	$26,951	$26,143	$12,757
Canada	$466	$459	$129	$548	$547	$189
Wholesale
United States	$45,868	$45,623	$2,220	$27,693	$27,532	$3,442
Canada	$14,639	$14,639	$1,109	$2,862	$2,851	$423
Total
Retail	$56,791	$55,606	$12,736	$44,139	$43,207	$12,946
Wholesale	$72,297	$72,052	$3,329	$30,555	$30,383	$3,865

        For the years ended December 31, 2014 and 2013, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a thirteen-month average) and the related interest income recognized are as follows:

	2014		2013
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$20,867	$1,112	$10,861	$390
Canada	$975	$53	$—	$—
Wholesale
United States	$—	$—	$—	$—
Canada	$21,159	$679	$—	$—
With an allowance recorded
Retail
United States	$33,308	$1,175	$29,833	$1,234
Canada	$510	$18	$666	$22
Wholesale
United States	$45,283	$920	$30,263	$854
Canada	$17,434	$581	$3,500	$125
Total
Retail	$55,660	$2,358	$41,360	$1,646
Wholesale	$83,876	$2,180	$33,763	$979

        Recognition of income is generally suspended when management determines that collection of future finance income is not probable or when an account becomes 120 days delinquent, whichever occurs first. Interest accrual is resumed if the receivable becomes contractually current and collection becomes probable. Previously suspended income is recognized at that time. The receivables on nonaccrual status as of December 31, 2014 and 2013 are as follows:

	2014			2013
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$22,512	$45,623	$68,135	$29,239	$27,532	$56,771
Canada	$280	$15,368	$15,648	$918	$2,851	$3,769

Troubled Debt Restructurings

        A restructuring of a receivable constitutes a troubled debt restructuring ("TDR") when the lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties. As a collateral-based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy court proceedings. For wholesale receivables, concessions granted may include extended contract maturities, inclusion of interest-only periods, modification of a contractual interest rate to a below market interest rate and waiving of interest and principal.

        TDRs are reviewed along with other receivables as part of management's ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral. In determining collateral value, the Company estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third-party guarantees.

        Before removing a receivable from TDR classification, a review of the borrower is conducted. If concerns exist about the future ability of the borrower to meet its obligations under the loans based on a credit review, the TDR classification is not removed from the receivable.

        As of December 31, 2014, the Company had approximately 660 retail and finance lease receivable contracts classified as TDRs, of which the pre-modification value was $17,496 and the post-modification value was $15,948. A court has determined the concession in 411 of these cases. The pre-modification value of these contracts was $7,138 and the post-modification value was $5,985. As of December 31, 2013, the Company had approximately 765 retail and finance lease receivable contracts classified as TDRs, of which the pre-modification value was $17,472 and the post-modification value was $15,278. A court has determined the concession in 514 of these cases. The pre-modification value of these contracts was $9,298 and the post-modification value was $7,616. As the outcome of the bankruptcy cases is determined by a court based on available assets, subsequent re-defaults are unusual and were not material for retail and finance lease receivable contracts that were modified in a TDR during the previous 12 months ended December 31, 2014 and 2013.

        As of December 31, 2014 and 2013, the Company's wholesale TDRs were immaterial.

Managed Receivables

        Historical loss and delinquency amounts for the Company's managed receivables for 2014 and 2013 are as follows:

	Principal Amount of Receivables at December 31,	Principal More Than 30 Days Delinquent at December 31,	Net Credit Loss (Benefit) for the Year Ending December 31,
2014
Type of receivable:
Retail and other notes and finance leases	$8,745,923	$55,700	$11,766
Wholesale	4,138,646	1,228	290

Total managed receivables	$12,884,569	$56,928	$12,056

Comprised of receivables:
Held in portfolio	$12,884,569
Sold	—

Total managed receivables	$12,884,569

2013
Type of receivable:
Retail and other notes and finance leases	$8,724,927	$42,039	$13,898
Wholesale	3,573,524	680	(436)

Total managed receivables	$12,298,451	$42,719	$13,462

Comprised of receivables:
Held in portfolio	$12,285,234
Sold	13,217

Total managed receivables	$12,298,451